Convertible Notes Payable (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Convertible Notes Payable Details
Convertible Notes Payable	$ 1,338,296		$ 1,026,995		$ 1,115,000	$ 597,500
Convertible notes of term in years minimum	0		0
Convertible notes of term in years maximum	5		2
Convertible notes interest rate minimum	6.00%		6.00%
Convertible notes interest rate maximum	10.00%		12.00%
Discount	$ (589,088)		$ (349,297)		(381,747)
Total	749,208		677,698		733,253	597,500
Amortization of the Discount	375,545	$ 36,744	543,164	$ 77,743	172,594	26,762
Interst Expense	$ 2,432,909	$ 0	$ 1,179,140	$ 0	$ 222,127	$ 0
Conversion Rate Minmimum			1.00%		1.00%
Conversion Rate Maximum			50.00%		50.00%